Equity - Schedule of Fair Value of Share-Based Awards (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024
Option-Pricing Model [Member]
Schedule of Fair Value of Share-Based Awards [Line Items]
Weighted average expected term (years)	5.43	5.44
Interest rate	4.44%	4.18%
Volatility	40.82%	39.25%
Dividend yield	0.00%	0.00%
Monte Carlo Pricing Model [Member]
Schedule of Fair Value of Share-Based Awards [Line Items]
Weighted average expected term (years)	0.5
Interest rate	3.70%
Volatility	44.69%
Ordinary share value (USD) (in Dollars per share)	$ 41.88
Dividend yield	0.00%